SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
Selling General And Administrative Expenses
SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES

Note 16 — SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES

The Company’s selling, general, and administrative expenses consisted of the following:

	As of December 31,
	2023	2024	2025	2025
	JPY	JPY	JPY	US$
Salaries and welfare expenses	731,606,704	994,884,994	1,215,183,878	7,749,897
Office rental fees	254,796,251	286,839,848	300,470,479	1,916,266
System maintenance fees	227,858,326	255,944,146	278,225,038	1,774,394
Commission expenses	216,132,889	236,950,681	249,837,903	1,593,354
Depreciation and amortization expenses	92,376,436	122,007,991	126,109,125	804,267
Promotion fees	78,836,878	111,741,975	114,735,159	731,729
Travel expenses	62,265,518	85,024,828	83,043,884	529,617
Recruitment fees	58,860,880	78,705,989	132,843,009	847,213
Office supplies	31,800,459	10,039,648	24,152,960	154,037
Tax and Public Dues	27,432,978	85,757,626	131,617,868	839,400
Entertainment Expense	22,338,255	26,582,451	26,511,102	169,076
Conference Fee	23,887,967	19,551,647	18,130,771	115,630
Others*	113,786,249	113,957,607	137,351,761	875,967
Total	1,941,979,790	2,427,989,431	2,838,212,937	18,100,847

*	Others primarily consist of selling, general, and administrative expenses that are not individually material to the Company’s financial position, including but not limited to utilities and administrative expenses.